FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of CVA and FVA applied to fair value of derivative instruments
The table below summarizes the CVA and FVA applied to the fair value of derivative instruments at December 31, 2021 and 2020:

	Credit and funding valuation adjustments contra-liability (contra-asset)
In millions of dollars	December 31, 2021	December 31, 2020
Counterparty CVA	$(705)	$(800)
Asset FVA	(433)	(525)
Citigroup (own credit) CVA	379	403
Liability FVA	110	67
Total CVA and FVA—derivative instruments	$(649)	$(855)

Schedule of pretax gains (losses) related to changes in CVA, FVA and DVA
The table below summarizes pretax gains (losses) related to changes in CVA on derivative instruments, net of hedges, FVA on derivatives and debt valuation adjustments (DVA) on Citi’s own fair value option (FVO) liabilities for the years indicated:

	Credit/funding/debt valuation adjustments gain (loss)
In millions of dollars	2021	2020	2019
Counterparty CVA	$79	$(101)	$149
Asset FVA	96	(95)	13
Own credit CVA	(33)	133	(131)
Liability FVA	(22)	(6)	(63)
Total CVA and FVA—derivative instruments	$120	$(69)	$(32)
DVA related to own FVO liabilities(1)	$296	$(616)	$(1,473)
Total CVA, FVA and FVO DVA	$416	$(685)	$(1,505)

(1)    See Notes 1, 17 and 19.

Items measured at fair value on a recurring basis	The following tables present for each of the fair value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020. The Company may hedge positions that have been classified in the Level 3 category with other financial instruments (hedging instruments) that may be classified as Level 3, but also with financial instruments classified as Level 1 or Level 2. The effects of these hedges are presented gross in the following tables:
Fair Value Levels

In millions of dollars at December 31, 2021	Level 1	Level 2	Level 3	Gross inventory	Netting(1)	Net balance
Assets
Securities borrowed and purchased under agreements to resell	$—	$342,030	$231	$342,261	$(125,795)	$216,466
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—	34,534	496	35,030	—	35,030
Residential	1	643	104	748	—	748
Commercial	—	778	81	859	—	859
Total trading mortgage-backed securities	$1	$35,955	$681	$36,637	$—	$36,637
U.S. Treasury and federal agency securities	$44,900	$3,230	$4	$48,134	$—	$48,134
State and municipal	—	1,995	37	2,032	—	2,032
Foreign government	39,176	31,485	23	70,684	—	70,684
Corporate	1,544	16,156	412	18,112	—	18,112
Equity securities	53,833	10,047	174	64,054	—	64,054
Asset-backed securities	—	981	613	1,594	—	1,594
Other trading assets(2)	—	20,346	576	20,922	—	20,922
Total trading non-derivative assets	$139,454	$120,195	$2,520	$262,169	$—	$262,169
Trading derivatives
Interest rate contracts	$90	$161,500	$3,898	$165,488
Foreign exchange contracts	—	134,912	637	135,549
Equity contracts	41	43,904	1,307	45,252
Commodity contracts	—	28,547	1,797	30,344
Credit derivatives	—	9,299	919	10,218
Total trading derivatives—before netting and collateral	$131	$378,162	$8,558	$386,851
Netting agreements					$(292,628)
Netting of cash collateral received(3)					(24,447)
Total trading derivatives—after netting and collateral	$131	$378,162	$8,558	$386,851	$(317,075)	$69,776
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$33,165	$51	$33,216	$—	$33,216
Residential	—	286	94	380	—	380
Commercial	—	25	—	25	—	25
Total investment mortgage-backed securities	$—	$33,476	$145	$33,621	$—	$33,621
U.S. Treasury and federal agency securities	$122,271	$168	$1	$122,440	$—	$122,440
State and municipal	—	1,849	772	2,621	—	2,621
Foreign government	56,842	61,112	786	118,740	—	118,740
Corporate	2,861	2,871	188	5,920	—	5,920
Marketable equity securities	350	177	16	543	—	543
Asset-backed securities	—	300	3	303	—	303
Other debt securities	—	4,877	—	4,877	—	4,877
Non-marketable equity securities(4)	—	28	316	344	—	344
Total investments	$182,324	$104,858	$2,227	$289,409	$—	$289,409

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In millions of dollars at December 31, 2021	Level 1	Level 2	Level 3	Gross inventory	Netting(1)	Net balance
Loans	$—	$5,371	$711	$6,082	$—	$6,082
Mortgage servicing rights	—	—	404	404	—	404
Non-trading derivatives and other financial assets measured on a recurring basis	$4,075	$8,194	$73	$12,342	$—	$12,342
Total assets	$325,984	$958,810	$14,724	$1,299,518	$(442,870)	$856,648
Total as a percentage of gross assets(5)	25.1%	73.8%	1.1%
Liabilities
Interest-bearing deposits	$—	$1,483	$183	$1,666	$—	$1,666
Securities loaned and sold under agreements to repurchase	—	174,318	643	174,961	(118,267)	56,694
Trading account liabilities
Securities sold, not yet purchased	82,675	23,268	65	106,008	—	106,008
Other trading liabilities	—	5	—	5	—	5
Total trading liabilities	$82,675	$23,273	$65	$106,013	$—	$106,013
Trading derivatives
Interest rate contracts	$56	$147,846	$2,172	$150,074
Foreign exchange contracts	—	134,572	726	135,298
Equity contracts	60	46,177	3,447	49,684
Commodity contracts	—	30,004	1,375	31,379
Credit derivatives	—	10,065	950	11,015
Total trading derivatives—before netting and collateral	$116	$368,664	$8,670	$377,450
Netting agreements					$(292,628)
Netting of cash collateral paid(3)					(29,306)
Total trading derivatives—after netting and collateral	$116	$368,664	$8,670	$377,450	$(321,934)	$55,516
Short-term borrowings	$—	$7,253	$105	$7,358	$—	$7,358
Long-term debt	—	57,100	25,509	82,609	—	82,609
Total non-trading derivatives and other financial liabilities measured on a recurring basis	$3,574	$—	$1	$3,575	$—	$3,575
Total liabilities	$86,365	$632,091	$35,176	$753,632	$(440,201)	$313,431
Total as a percentage of gross liabilities(5)	11.5%	83.9%	4.7%

(1)Represents netting of (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.
(2)Includes positions related to investments in unallocated precious metals, as discussed in Note 25. Also includes physical commodities accounted for at the lower of cost or fair value and unfunded credit products.
(3)Represents the netting of cash collateral paid and received by counterparties under enforceable credit support agreements. Substantially all netting of cash collateral received and paid is against OTC derivative assets and liabilities, respectively.
(4)Amounts exclude $0.1 billion of investments measured at net asset value (NAV) in accordance with ASU No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).
(5)Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.
Fair Value Levels

In millions of dollars at December 31, 2020	Level 1	Level 2	Level 3	Gross inventory	Netting(1)	Net balance
Assets
Securities borrowed and purchased under agreements to resell	$—	$335,073	$320	$335,393	$(150,189)	$185,204
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—	42,903	27	42,930	—	42,930
Residential	—	391	340	731	—	731
Commercial	—	893	136	1,029	—	1,029
Total trading mortgage-backed securities	$—	$44,187	$503	$44,690	$—	$44,690
U.S. Treasury and federal agency securities	$64,529	$2,269	$—	$66,798	$—	$66,798
State and municipal	—	1,224	94	1,318	—	1,318
Foreign government	68,195	15,143	51	83,389	—	83,389
Corporate	1,607	18,840	375	20,822	—	20,822
Equity securities	54,117	12,289	73	66,479	—	66,479
Asset-backed securities	—	776	1,606	2,382	—	2,382
Other trading assets(2)	—	11,295	945	12,240	—	12,240
Total trading non-derivative assets	$188,448	$106,023	$3,647	$298,118	$—	$298,118
Trading derivatives
Interest rate contracts	$42	$238,026	$3,393	$241,461
Foreign exchange contracts	2	155,994	674	156,670
Equity contracts	66	48,362	2,091	50,519
Commodity contracts	—	13,546	992	14,538
Credit derivatives	—	8,634	1,155	9,789
Total trading derivatives—before netting and collateral	$110	$464,562	$8,305	$472,977
Netting agreements					$(364,879)
Netting of cash collateral received(3)					(31,137)
Total trading derivatives—after netting and collateral	$110	$464,562	$8,305	$472,977	$(396,016)	$76,961
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$43,888	$30	$43,918	$—	$43,918
Residential	—	571	—	571	—	571
Commercial	—	50	—	50	—	50
Total investment mortgage-backed securities	$—	$44,509	$30	$44,539	$—	$44,539
U.S. Treasury and federal agency securities	$146,032	$172	$—	$146,204	$—	$146,204
State and municipal	—	2,885	834	3,719	—	3,719
Foreign government	77,056	47,644	268	124,968	—	124,968
Corporate	6,326	4,114	60	10,500	—	10,500
Equity securities	287	228	—	515	—	515
Asset-backed securities	—	277	1	278	—	278
Other debt securities	—	4,876	—	4,876	—	4,876
Non-marketable equity securities(4)	—	50	349	399	—	399
Total investments	$229,701	$104,755	$1,542	$335,998	$—	$335,998

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In millions of dollars at December 31, 2020	Level 1	Level 2	Level 3	Gross inventory	Netting(1)	Net balance
Loans	$—	$4,869	$1,985	$6,854	$—	$6,854
Mortgage servicing rights	—	—	336	336	—	336
Non-trading derivatives and other financial assets measured on a recurring basis	$6,230	$8,383	$—	$14,613	$—	$14,613
Total assets	$424,489	$1,023,665	$16,135	$1,464,289	$(546,205)	$918,084
Total as a percentage of gross assets(5)	29.0%	69.9%	1.1%
Liabilities
Interest-bearing deposits	$—	$1,752	$206	$1,958	$—	$1,958
Securities loaned and sold under agreements to repurchase	—	156,644	631	157,275	(97,069)	60,206
Trading account liabilities
Securities sold, not yet purchased	85,353	14,477	214	100,044	—	100,044
Other trading liabilities	—	—	26	26	—	26
Total trading account liabilities	$85,353	$14,477	$240	$100,070	$—	$100,070
Trading derivatives
Interest rate contracts	$25	$220,607	$1,779	$222,411
Foreign exchange contracts	3	155,441	622	156,066
Equity contracts	53	58,212	5,304	63,569
Commodity contracts	—	17,393	700	18,093
Credit derivatives	—	9,022	1,107	10,129
Total trading derivatives—before netting and collateral	$81	$460,675	$9,512	$470,268
Netting agreements					$(364,879)
Netting of cash collateral paid(3)					(37,432)
Total trading derivatives—after netting and collateral	$81	$460,675	$9,512	$470,268	$(402,311)	$67,957
Short-term borrowings	$—	$4,464	$219	$4,683	$—	$4,683
Long-term debt	—	41,853	25,210	67,063	—	67,063
Non-trading derivatives and other financial liabilities measured on a recurring basis	$6,762	$72	$1	$6,835	$—	$6,835
Total liabilities	$92,196	$679,937	$36,019	$808,152	$(499,380)	$308,772
Total as a percentage of gross liabilities(5)	11.4%	84.1%	4.5%

(1)Represents netting of (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.
(2)Includes positions related to investments in unallocated precious metals, as discussed in Note 25. Also includes physical commodities accounted for at the lower of cost or fair value and unfunded credit products.
(3)Represents the netting of cash collateral paid and received by counterparties under enforceable credit support agreements. Substantially all netting of cash collateral received and paid is against OTC derivative assets and liabilities, respectively.
(4)Amounts exclude $0.2 billion of investments measured at NAV in accordance with ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).
(5)Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.

Changes in level 3 fair value category	The hedged items and related hedges are presented gross in the following tables:
Level 3 Fair Value Rollforward

		Net realized/unrealized gains (losses) included in(1)		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2020	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2021
Assets
Securities borrowed and purchased under agreements to resell	$320	$(36)	$—	$45	$(49)	$362	$—	$—	$(411)	$231	$—
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	27	8	—	355	(131)	447	—	(210)	—	496	11
Residential	340	25	—	89	(96)	282	—	(536)	—	104	13
Commercial	136	23	—	96	(58)	62	—	(178)	—	81	—
Total trading mortgage-backed securities	$503	$56	$—	$540	$(285)	$791	$—	$(924)	$—	$681	$24
U.S. Treasury and federal agency securities	$—	$—	$—	$4	$—	$—	$—	$—	$—	$4	$—
State and municipal	94	(4)	—	20	(29)	17	—	(61)	—	37	(6)
Foreign government	51	29	—	143	(129)	83	—	(154)	—	23	(2)
Corporate	375	74	—	461	(384)	867	—	(981)	—	412	(38)
Equity securities	73	67	—	156	(52)	118	—	(188)	—	174	23
Asset-backed securities	1,606	371	—	173	(297)	1,313	—	(2,553)	—	613	(43)
Other trading assets	945	97	—	158	(457)	980	4	(1,147)	(4)	576	(37)
Total trading non-derivative assets	$3,647	$690	$—	$1,655	$(1,633)	$4,169	$4	$(6,008)	$(4)	$2,520	$(79)
Trading derivatives, net(4)
Interest rate contracts	$1,614	$(376)	$—	$102	$562	$27	$(84)	$—	$(119)	$1,726	$4
Foreign exchange contracts	52	(8)	—	(57)	104	220	—	(326)	(74)	(89)	7
Equity contracts	(3,213)	964	—	(1,101)	1,923	364	—	(364)	(713)	(2,140)	(729)
Commodity contracts	292	474	—	174	(454)	162	—	(238)	12	422	261
Credit derivatives	48	(136)	—	(96)	40	—	—	—	113	(31)	(130)
Total trading derivatives, net(4)	$(1,207)	$918	$—	$(978)	$2,175	$773	$(84)	$(928)	$(781)	$(112)	$(587)

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		Net realized/unrealized gains (losses) included in(1)		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2020	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2021
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$30	$—	$2	$42	$(10)	$3	$—	$(16)	$—	$51	$2
Residential	—	—	—	54	(12)	52	—	—	—	94	(1)
Commercial	—	—	—	—	—	—	—	—	—	—	—
Total investment mortgage-backed securities	$30	$—	$2	$96	$(22)	$55	$—	$(16)	$—	$145	$1
U.S. Treasury and federal agency securities	$—	$—	$—	$1	$—	$—	$—	$—	$—	$1	$—
State and municipal	834	—	(21)	58	(108)	49	—	(40)	—	772	(12)
Foreign government	268	—	(49)	512	(565)	871	—	(251)	—	786	(2)
Corporate	60	—	(14)	183	(44)	37	—	(34)	—	188	2
Marketable equity securities	—	—	—	16	—	—	—	—	—	16	—
Asset-backed securities	1	—	(21)	36	—	—	—	(13)	—	3	(2)
Other debt securities	—	—	—	—	—	—	—	—	—	—	—
Non-marketable equity securities	349	—	(27)	2	—	—	—	(8)	—	316	(6)
Total investments	$1,542	$—	$(130)	$904	$(739)	$1,012	$—	$(362)	$—	$2,227	$(19)
Loans	$1,985	$—	$90	$311	$(2,071)	$—	$529	$—	$(133)	$711	$(77)
Mortgage servicing rights	336	—	43	—	—	—	92	—	(67)	404	52
Other financial assets measured on a recurring basis	—	—	6	65	(27)	58	—	(26)	(3)	73	—
Liabilities
Interest-bearing deposits	$206	$—	$(18)	$—	$(44)	$—	$38	$—	$(35)	$183	$(19)
Securities loaned and sold under agreements to repurchase	631	(9)	—	183	(483)	488	—	—	(185)	643	32
Trading account liabilities
Securities sold, not yet purchased	214	48	—	87	(34)	59	—	—	(213)	65	(4)
Other trading liabilities	26	26	—	—	—	—	—	—	—	—	—
Short-term borrowings	219	43	—	137	(57)	—	49	—	(200)	105	(2)
Long-term debt	25,210	2,774	—	8,611	(9,771)	—	10,262	—	(6,029)	25,509	1,756
Other financial liabilities measured on a recurring basis	1	—	(3)	—	(4)	—	14	—	(13)	1	—

(1)Net realized/unrealized gains (losses) are presented as increase (decrease) to Level 3 assets, and as (increase) decrease to Level 3 liabilities. Changes in fair value of available-for-sale debt securities are recorded in AOCI, unless related to credit impairment, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments in the Consolidated Statement of Income.
(2)Unrealized gains (losses) on MSRs are recorded in Other revenue in the Consolidated Statement of Income.
(3)Represents the amount of total gains or losses for the period, included in earnings (and AOCI for changes in fair value of available-for-sale debt securities and DVA on fair value option liabilities), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2021.
(4)Total Level 3 trading derivative assets and liabilities have been netted in these tables for presentation purposes only.

		Net realized/unrealized gains (losses) included in(1)		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2019	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2020
Assets
Securities borrowed and purchased under agreements to resell	$303	$23	$—	$—	$—	$194	$—	$—	$(200)	$320	$43
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	10	(79)	—	21	(11)	392	—	(306)	—	27	(1)
Residential	123	79	—	234	(68)	486	—	(514)	—	340	(20)
Commercial	61	—	—	162	(35)	174	—	(226)	—	136	(14)
Total trading mortgage-backed securities	$194	$—	$—	$417	$(114)	$1,052	$—	$(1,046)	$—	$503	$(35)
U.S. Treasury and federal agency securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
State and municipal	64	2	—	33	(3)	62	—	(64)	—	94	4
Foreign government	52	(35)	—	9	(1)	169	—	(143)	—	51	(7)
Corporate	313	246	—	211	(136)	770	—	(1,023)	(6)	375	(37)
Marketable equity securities	100	(16)	—	43	(2)	240	—	(292)	—	73	(11)
Asset-backed securities	1,177	(105)	—	677	(131)	1,406	—	(1,418)	—	1,606	(248)
Other trading assets	555	315	—	471	(343)	387	19	(440)	(19)	945	(56)
Total trading non-derivative assets	$2,455	$407	$—	$1,861	$(730)	$4,086	$19	$(4,426)	$(25)	$3,647	$(390)
Trading derivatives, net(4)
Interest rate contracts	$1	$429	$—	$1,644	$16	$41	$134	$(34)	$(617)	$1,614	$161
Foreign exchange contracts	(5)	105	—	(61)	48	74	—	(55)	(54)	52	130
Equity contracts	(1,596)	(536)	—	(519)	378	35	—	(886)	(89)	(3,213)	(3,868)
Commodity contracts	(59)	(1)	—	99	(108)	101	—	(61)	321	292	407
Credit derivatives	(56)	123	—	173	(334)	—	—	—	142	48	(136)
Total trading derivatives, net(4)	$(1,715)	$120	$—	$1,336	$—	$251	$134	$(1,036)	$(297)	$(1,207)	$(3,306)
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$32	$—	$(5)	$2	$—	$1	$—	$—	$—	$30	$(104)
Residential	—	—	76	—	—	—	—	(76)	—	—	5
Commercial	—	—	—	—	—	—	—	—	—	—	—
Total investment mortgage-backed securities	$32	$—	$71	$2	$—	$1	$—	$(76)	$—	$30	$(99)
U.S. Treasury and federal agency securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
State and municipal	623	—	(3)	322	(131)	121	—	(98)	—	834	(20)
Foreign government	96	—	11	27	(64)	381	—	(183)	—	268	(4)
Corporate	45	—	6	49	(152)	162	—	(50)	—	60	—
Marketable equity securities	—	—	(1)	1	—	—	—	—	—	—	—
Asset-backed securities	22	—	(1)	—	—	—	—	(20)	—	1	(4)
Other debt securities	—	—	—	—	—	—	—	—	—	—	—
Non-marketable equity securities	441	—	(35)	—	(2)	2	3	(3)	(57)	349	10
Total investments	$1,259	$—	$48	$401	$(349)	$667	$3	$(430)	$(57)	$1,542	$(117)

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		Net realized/unrealized gains (losses) included in(1)		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2019	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2020
Loans	$402	$—	$1,143	$451	$(6)	$—	$—	$—	$(5)	$1,985	$1,424
Mortgage servicing rights	495	—	(204)	—	—	—	123	—	(78)	336	(180)
Other financial assets measured on a recurring basis	1	—	—	—	—	—	—	(1)	—	—	—
Liabilities
Interest-bearing deposits	$215	$—	$11	$278	$(152)	$—	$34	$—	$(158)	$206	$(142)
Securities loaned and sold under agreements to repurchase	757	5	—	—	—	—	—	—	(121)	631	(18)
Trading account liabilities
Securities sold, not yet purchased	48	(102)	—	271	(17)	—	—	10	(200)	214	(163)
Other trading liabilities	—	9	—	35	—	—	—	—	—	26	23
Short-term borrowings	13	78	—	220	(6)	—	86	—	(16)	219	(91)
Long-term debt	17,169	(1,489)	—	6,553	(2,615)	—	10,270	—	(7,656)	25,210	(1,679)
Other financial liabilities measured on a recurring basis	—	—	—	—	—	—	3	—	(2)	1	—

(1)Net realized/unrealized gains (losses) are presented as increase (decrease) to Level 3 assets, and as (increase) decrease to Level 3 liabilities. Changes in fair value of available-for-sale debt securities are recorded in AOCI, unless related to credit impairment, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments in the Consolidated Statement of Income.
(2)Unrealized gains (losses) on MSRs are recorded in Other revenue in the Consolidated Statement of Income.
(3)Represents the amount of total gains or losses for the period, included in earnings (and AOCI for changes in fair value of available-for-sale debt securities and DVA on fair value option liabilities), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2020.
(4)Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.

Significant valuation techniques and most significant unobservable inputs used in Level 3 fair value measurements
Valuation Techniques and Inputs for Level 3 Fair
Value Measurements
The Company’s Level 3 inventory consists of both cash
instruments and derivatives of varying complexity.
The following tables present the valuation techniques covering the majority of Level 3 inventory and the most significant unobservable inputs used in Level 3 fair value measurements. Differences between this table and amounts presented in the Level 3 Fair Value Rollforward table represent individually immaterial items that have been measured using a variety of valuation techniques other than those listed.

As of December 31, 2021	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)
Assets
Securities borrowed and purchased under agreements to resell	$231	Model-based	Credit spread	15 bps	15 bps	15 bps
			Interest rate	0.26%	0.72%	0.50%
Mortgage-backed securities	$279	Price-based	Price	$4	$118	$79
	526	Yield analysis	Yield	1.43%	23.79%	7.25%
State and municipal, foreign government, corporate and other debt securities	$2,264	Price-based	Price	$—	$995	$193
	415	Model-based	Equity volatility	0.08%	290.64%	53.94%
Marketable equity securities(5)	$128	Price-based	Price	$—	$73,000	$6,477
	43	Model-based	WAL	1.73 years	1.73 years	1.73 years
			Recovery (in millions)	$7,148	$7,148	$7,148
Asset-backed securities	$386	Price-based	Price	$5	$754	$87
	208	Yield analysis	Yield	2.43%	19.35%	8.18%
Non-marketable equities	$121	Price-based	Illiquidity discount	10.00%	36.00%	26.43%
	112	Comparables analysis	PE ratio	11.00x	29.00x	15.42x
	83	Model-based	Price	$3	$2,601	$2,029
			Adjustment factor	0.33x	0.44x	0.34x
			Revenue multiple	19.80x	30.00x	20.48x
			Cost of capital	17.50%	20.00%	17.57%
Derivatives—gross(6)
Interest rate contracts (gross)	$6,054	Model-based	IR normal volatility	0.24%	0.94%	0.70%
Foreign exchange contracts (gross)	$1,364	Model-based	IR Normal volatility	0.24%	0.74%	0.58%
			FX volatility	2.13%	107.42%	11.21%
			Credit spread	140 bps	696 bps	639 bps
Equity contracts (gross)(7)	$4,690	Model-based	Equity volatility	0.08%	290.64%	47.67%
			Equity forward	57.99%	165.83%	89.45%
			Equity-FX correlation	(95.00)%	80.00%	(16.00)%
			Equity-Equity correlation	(6.49)%	99.00%	85.61%
Commodity and other contracts (gross)	$3,172	Model-based	Forward price	8.00%	599.44%	123.22%
			Commodity volatility	10.87%	188.30%	26.85%
			Commodity correlation	(50.52)%	89.83%	(7.11)%
Credit derivatives (gross)	$1,480	Model-based	Credit spread	1.00 bps	874.72 bps	68.83 bps
	427	Price-based	Recovery rate	20.00%	75.00%	44.72%
			Upfront points	2.74%	99.96%	59.37%
			Price	$40	$103	$80
			Credit correlation	30.00%	80.00%	54.57%
Non-trading derivatives and other financial assets and liabilities measured on a recurring basis (gross)	$69	Price-based	Price	$94	$2,598	$591
Loans and leases	$691	Model-based	Equity volatility	22.48%	85.44%	50.56%

As of December 31, 2021	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)
			Forward price	26.95%	333.08%	106.97%
			Commodity volatility	10.87%	188.30%	26.85%
			Commodity correlation	(50.52)%	89.83%	(7.11)%
Mortgage servicing rights	$331	Cash flow	Yield	(1.20)%	12.10%	4.51%
	73	Model-based	WAL	2.75 years	5.86 years	5.14 years
Liabilities
Interest-bearing deposits	$183	Model-based	IR Normal volatility	0.34%	0.88%	0.68%
			Equity volatility	0.08%	290.64%	54.05%
			Equity forward	57.99%	165.83%	89.39%
Securities loaned and sold under agreements to repurchase	$643	Model-based	Interest rate	0.12%	1.95%	1.47%
Trading account liabilities
Securities sold, not yet purchased and other trading liabilities	$63	Price-based	Price	$—	$12,875	$1,707
Short-term borrowings and long-term debt	$25,514	Model-based	IR Normal volatility	0.07%	0.88%	0.60%
			Equity volatility	0.08%	290.64%	53.21%
			Equity-IR correlation	(3.53)%	60.00%	32.12%
			Equity-FX correlation	(95.00)%	80.00%	(15.98)%
			FX volatility	0.06%	41.76%	9.38%

As of December 31, 2020	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)

Securities borrowed and purchased under agreements to resell	$320	Model-based	Credit spread	15 bps	15 bps	15 bps
			Interest rate	0.30%	0.35%	0.32%
Mortgage-backed securities	$344	Price-based	Price	$30	$111	$80
	168	Yield analysis	Yield	2.63%	21.80%	10.13%
State and municipal, foreign government, corporate and other debt securities	$1,566	Price-based	Price	$—	$2,265	$90
	852	Model-based	Credit spread	35 bps	375 bps	226 bps
Marketable equity securities(5)	$36	Model-based	Price	$—	$31,000	$5,132
	36	Price-based	WAL	1.48 years	1.48 years	1.48 years
			Recovery (in millions)	$5,733	$5,733	$5,733
Asset-backed securities	$863	Price-based	Price	$2	$157	$59
	744	Yield analysis	Yield	3.77%	21.77%	9.01%
Non-marketable equities	$205	Comparables analysis	Illiquidity discount	10.00%	45.00%	25.29%
			PE ratio	13.60x	28.00x	22.83x
	142	Price-based	Price	$136	$2,041	$1,647
			EBITDA multiples	3.30x	36.70x	15.10x
			Adjustment factor	0.20x	0.61x	0.25x
			Appraised value (in thousands)	$287	$39,745	$21,754
			Revenue multiple	2.70x	28.00x	8.92x
Derivatives—gross(6)
Interest rate contracts (gross)	$5,143	Model-based	Inflation volatility	0.27%	2.36%	0.78%
			IR normal volatility	0.11%	0.73%	0.52%
Foreign exchange contracts (gross)	$1,296	Model-based	FX volatility	1.70%	12.63%	5.41%

As of December 31, 2020	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)
			Contingent event	100.00%	100.00%	100.00%
			Interest rate	0.84%	84.09%	17.55%
			IR normal volatility	0.11%	0.52%	0.46%
			IR-FX correlation	40.00%	60.00%	50.00%
			IR-IR correlation	(21.71)%	40.00%	38.09%
Equity contracts (gross)(7)	$7,330	Model-based	Equity volatility	5.00%	91.43%	42.74%
			Forward price	65.88%	105.20%	91.82%
Commodity and other contracts (gross)	$1,636	Model-based	Commodity correlation	(44.92)%	95.91%	70.60%
			Commodity volatility	0.16%	80.17%	23.72%
			Forward price	15.40%	262.00%	98.53%
Credit derivatives (gross)	$1,854	Model-based	Credit spread	3.50 bps	352.35 bps	99.89 bps
	408	Price-based	Recovery rate	20.00%	60.00%	41.60%
			Credit correlation	25.00%	80.00%	43.36%
			Upfront points	—%	107.20%	48.10%
Loans and leases	$1,804	Model-based	Equity volatility	24.65%	83.09%	58.23%
Mortgage servicing rights	$258	Cash flow	Yield	2.86%	16.00%	6.32%
	78	Model-based	WAL	2.66 years	5.40 years	4.46 years
Liabilities
Interest-bearing deposits	$206	Model-based	IR Normal volatility	0.11%	0.73%	0.54%
Securities loaned and sold under agreements to repurchase	$631	Model-based	Interest rate	0.08%	1.86%	0.71%
Trading account liabilities
Securities sold, not yet purchased and other trading liabilities	$178	Model-based	IR lognormal volatility	52.06%	128.87%	89.82%
	$62	Price-based	Price	$—	$866	$80
			Interest rate	10.03%	20.07%	13.70%
Short-term borrowings and long-term debt	$24,827	Model-based	IR normal volatility	0.11%	0.73%	0.51%
			Forward price	15.40%	262.00%	92.48%

(1)The tables above include the fair values for the items listed and may not foot to the total population for each category.
(2)Some inputs are shown as zero due to rounding.
(3)When the low and high inputs are the same, there is either a constant input applied to all positions, or the methodology involving the input applies to only one large position.
(4)Weighted averages are calculated based on the fair values of the instruments.
(5)For equity securities, the price inputs are expressed on an absolute basis, not as a percentage of the notional amount.
(6)Both trading and non-trading account derivatives—assets and liabilities—are presented on a gross absolute value basis.
(7)Includes hybrid products.

Items measured at fair value of a nonrecurring basis
The following tables present the carrying amounts of all assets that were still held for which a nonrecurring fair value measurement was recorded:

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2021
Loans HFS(1)	$2,298	$986	$1,312
Other real estate owned	11	—	11
Loans(2)	144	—	144
Non-marketable equity securities measured using the measurement alternative	655	104	551
Total assets at fair value on a nonrecurring basis	$3,108	$1,090	$2,018

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2020
Loans HFS(1)	$2,430	$207	$2,223
Other real estate owned	17	4	13
Loans(2)	703	—	703
Non-marketable equity securities measured using the measurement alternative	458	403	55
Total assets at fair value on a nonrecurring basis	$3,608	$614	$2,994

(1)Net of fair value amounts on the unfunded portion of loans HFS recognized as Other liabilities on the Consolidated Balance Sheet.
(2)Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral less costs to sell, primarily real estate.

Valuation techniques and inputs for Level 3 nonrecurring fair value measurements
The following tables present the valuation techniques covering the majority of Level 3 nonrecurring fair value measurements and the most significant unobservable inputs used in those measurements:

As of December 31, 2021	Fair value(1) (in millions)	Methodology	Input	Low(2)	High	Weighted average(3)
Loans HFS	$1,312	Price-based	Price	$89	$100	$99
Other real estate owned	$4	Price-based	Appraised value(4)	$14,000	$2,392,464	$1,660,120
	5	Recovery analysis
Loans(5)	$120	Recovery analysis	Appraised value(4)	$10,000	$3,900,000	$247,018
	24	Price-based	Price	$3	$75	$35
			Recovery rate	84.00%	100.00%	84.00%
Non-marketable equity securities measured using the measurement alternative	$551	Price-based	Price	$6	$1,339	$52

As of December 31, 2020	Fair value(1) (in millions)	Methodology	Input	Low(2)	High	Weighted average(3)
Loans HFS	$2,182	Price-based	Price	$78	$100	$97
Other real estate owned	$7	Price-based	Appraised value(4)	$3,110,711	$4,241,357	$3,586,975
	4	Recovery analysis	Price	51	51	51
Loans(5)	$96	Price-based	Price	$2	$49	$23
	429	Recovery analysis	Appraised value(4)	$95	$43,646,426	$1,698,938
Non-marketable equity securities measured using the measurement alternative	$36	Comparable analysis	Revenue multiple	1.70x	15.10x	10.88x
	18	Net asset approach	Illiquidity discount	20.00%	20.00%	20.00%
			Price	$—	$17	$6

(1)The table above includes the fair values for the items listed and may not foot to the total population for each category.
(2)Some inputs are shown as zero due to rounding.
(3)Weighted averages are calculated based on the fair values of the instruments.
(4)Appraised values are disclosed in whole dollars.
(5)Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral less costs to sell, primarily real estate.

Changes in total nonrecurring fair value measurements
The following tables present total nonrecurring fair value measurements for the period, included in earnings, attributable to the change in fair value relating to assets that were still held:

Year ended December 31,
In millions of dollars	2021
Loans HFS	$(31)
Other real estate owned	—
Loans(1)	9
Non-marketable equity securities measured using the measurement alternative	468
Total nonrecurring fair value gains (losses)	$446

Year ended December 31,
In millions of dollars	2020
Loans HFS	$(93)
Other real estate owned	(1)
Loans(1)	109
Non-marketable equity securities measured using the measurement alternative	221
Total nonrecurring fair value gains (losses)	$236

(1)Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral less costs to sell, primarily real estate.

Estimated Fair Value of Financial Instruments
The following tables present the carrying value and fair value of Citigroup’s financial instruments that are not carried at fair value. The tables below therefore exclude items measured at fair value on a recurring basis presented in the tables above.
The disclosure also excludes leases, affiliate investments, pension and benefit obligations, certain insurance contracts and tax-related items. Also, as required, the disclosure excludes the effect of taxes, any premium or discount that could result from offering for sale at one time the entire holdings of a particular instrument, excess fair value associated with deposits with no fixed maturity and other expenses that would be incurred in a market transaction. In addition, the tables exclude the values of non-financial assets and liabilities, as well as a wide range of franchise, relationship and intangible values, which are integral to a full assessment of Citigroup’s financial position and the value of its net assets.
Fair values vary from period to period based on changes in a wide range of factors, including interest rates, credit quality and market perceptions of value, and as existing assets and liabilities run off and new transactions are entered into.

	December 31, 2021		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments, net of allowance	$221.9	$221.0	$111.8	$106.4	$2.8
Securities borrowed and purchased under agreements to resell	110.8	110.8	—	106.4	4.4
Loans(1)(2)	644.8	659.6	—	—	659.6
Other financial assets(2)(3)	351.9	351.9	242.1	19.9	89.9
Liabilities
Deposits	$1,315.6	$1,316.2	$—	$1,153.9	$162.3
Securities loaned and sold under agreements to repurchase	134.6	134.6	—	134.5	0.1
Long-term debt(4)	171.8	184.6	—	171.9	12.7
Other financial liabilities(5)	111.1	111.1	—	17.0	94.1

	December 31, 2020		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments, net of allowance	$110.3	$113.2	$23.3	$87.0	$2.9
Securities borrowed and purchased under agreements to resell	109.5	109.5	—	109.5	—
Loans(1)(2)	643.3	663.9	—	0.6	663.3
Other financial assets(2)(3)	383.2	383.2	291.5	18.1	73.6
Liabilities
Deposits	$1,278.7	$1,278.8	$—	$1,093.3	$185.5
Securities loaned and sold under agreements to repurchase	139.3	139.3	—	139.3	—
Long-term debt(4)	204.6	221.2	—	197.8	23.4
Other financial liabilities(5)	102.4	102.4	—	19.2	83.2

(1)The carrying value of loans is net of the Allowance for credit losses on loans of $16.5 billion for December 31, 2021 and $25.0 billion for December 31, 2020. In addition, the carrying values exclude $0.5 billion and $0.7 billion of lease finance receivables at December 31, 2021 and 2020, respectively.
(2)Includes items measured at fair value on a nonrecurring basis.
(3)Includes cash and due from banks, deposits with banks, brokerage receivables, reinsurance recoverables and other financial instruments included in Other assets on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.
(4)The carrying value includes long-term debt balances under qualifying fair value hedges.
(5)Includes brokerage payables, separate and variable accounts, short-term borrowings (carried at cost) and other financial instruments included in Other liabilities on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.